SUBSEQUENT EVENTS (Details) (Issuance of Equity [Member], USD $)	1 Months Ended		2 Months Ended
	Oct. 31, 2012	Aug. 01, 2012	Aug. 27, 2012
Issuance of Equity [Member]
Subsequent Event [Line Items]
Options granted		200,000	243,483
Option exercise price		$ 1.18	$ 1.45
Number of options modified			121,740
Aggregate cash proceeds from exercise of options and warrants	$ 1,836,906
Exercise of options by employees, shares	600,000